Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Other Components Of Equity	Non-controlling interests
Beginning balance at Dec. 31, 2018	₩ 71,092,762	₩ 69,743,925	₩ 4,053,578	₩ 51,519,119	₩ 14,171,228	₩ 1,348,837
Comprehensive income
Profit (loss) for the year	(2,263,535)	(2,345,517)	0	(2,345,517)	0	81,982
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	42,315	36,160	0	36,160	0	6,155
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(6,789)	(6,789)	0	(6,789)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(11,732)	(11,732)	0	0	(11,732)	0
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,242	14,041	0	0	14,041	5,201
Foreign currency translation of foreign operations, net of tax	72,816	55,347	0	0	55,347	17,469
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	19,344	19,343	0	0	19,343	1
Dividends paid	(99,255)	0	0	0	0	(99,255)
Issuance of shares capital by subsidiaries	21,071	0	0	0	0	21,071
Transactions between consolidated entities	(8,137)	(8,460)	0	0	(8,460)	323
Changes in consolidation scope	24,932	0	0	0	0	24,932
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Other changes in equity	0	0	0	(840)	840	0
Ending balance at Dec. 31, 2019	68,889,649	67,496,318	4,053,578	49,202,133	14,240,607	1,393,331
Comprehensive income
Profit (loss) for the year	2,092,469	1,991,347	0	1,991,347	0	101,122
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(69,804)	(62,857)	0	(62,857)	0	(6,947)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	3,181	3,181	0	3,181	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(8,532)	(8,533)	0	0	(8,533)	1
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	64,561	58,523	0	0	58,523	6,038
Foreign currency translation of foreign operations, net of tax	(76,442)	(46,032)	0	0	(46,032)	(30,410)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(132,805)	(132,805)	0	0	(132,805)	0
Dividends paid	(81,011)	0	0	0	0	(81,011)
Issuance of shares capital by subsidiaries	(5,445)	(148)	0	0	(148)	(5,297)
Transactions between consolidated entities	(1,274)	(2,314)	0	(203)	(2,111)	1,040
Changes in consolidation scope	5,684	0	0	0	0	5,684
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Ending balance at Dec. 31, 2020	70,666,846	69,296,680	4,053,578	51,133,601	14,109,501	1,370,166
Comprehensive income
Profit (loss) for the year	(5,229,225)	(5,315,055)	0	(5,315,055)	0	85,830
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	210,409	201,067	0	201,067	0	9,342
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	3,609	3,609	0	3,609	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	59,024	59,022	0	0	59,022	2
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(15,778)	(19,610)	0	0	(19,610)	3,832
Foreign currency translation of foreign operations, net of tax	41,189	15,760	0	0	15,760	25,429
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	301,161	301,161	0	0	301,161	0
Dividends paid	(812,144)	(780,628)	0	(780,628)	0	(31,516)
Issuance of shares capital by subsidiaries	75,211	(491)	0	0	(491)	75,702
Transactions between consolidated entities	(34,747)	7,452	0	0	7,452	(42,199)
Changes in consolidation scope	59,679	43	0	0	43	59,636
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Other changes in equity	0	0	0	4,388	(4,388)	0
Ending balance at Dec. 31, 2021	₩ 65,311,849	₩ 63,769,010	₩ 4,053,578	₩ 45,246,982	₩ 14,468,450	₩ 1,542,839